Debentures (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debentures Details1 [Line Items]
Principal balance	$ 35,257	$ 37,020
2025
Debentures Details1 [Line Items]
Principal balance	2,113
2026
Debentures Details1 [Line Items]
Principal balance	33,144
Principal component of quarterly payment [member]
Debentures Details1 [Line Items]
Principal balance	2,667
Principal component of quarterly payment [member] | 2025
Debentures Details1 [Line Items]
Principal balance	2,113
Principal component of quarterly payment [member] | 2026
Debentures Details1 [Line Items]
Principal balance	554
Principal due on maturity [member]
Debentures Details1 [Line Items]
Principal balance	32,590
Principal due on maturity [member] | 2026
Debentures Details1 [Line Items]
Principal balance	$ 32,590